UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
INVESTMENT COMPANY ACT FILE NUMBER: 811-21484
EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER: Calamos Strategic Total Return Fund

ADDRESS OF PRINCIPAL EXECUTIVE OFFICES:	2020 Calamos Court, Naperville Illinois 60563

NAME AND ADDRESS OF AGENT FOR SERVICE:	John P. Calamos Sr., President
Calamos Advisors LLC,
2020 Calamos Court,
Naperville, Illinois
60563
REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE: (630) 245-7200
DATE OF FISCAL YEAR END: October 31, 2011
DATE OF REPORTING PERIOD: July 31, 2011

Calamos Strategic Total Return Fund

 SCHEDULE OF INVESTMENTS JULY 31, 2011 (UNAUDITED)

PRINCIPAL
AMOUNT			VALUE

CORPORATE BONDS (26.7%)
		Consumer Discretionary (5.3%)
13,524,000		DISH Network Corp. 7.125%, 02/01/16	$14,504,490
13,088,000		Escrow General Motors Corp. 7.200%, 01/15/49	343,560
4,363,000		Exide Technologies* 8.625%, 02/01/18	4,472,075
14,833,000		Hanesbrands, Inc.‡ 3.770%, 12/15/14	14,870,082
		Jaguar Land Rover, PLC*
3,490,000		8.125%, 05/15/21	3,551,075
1,963,000		7.750%, 05/15/18	2,002,260
6,282,000		Jarden Corp. 7.500%, 05/01/17	6,603,952
4,363,000		Liberty Media Corp. 8.250%, 02/01/30	4,308,463
3,054,000		Live Nation Entertainment, Inc.* 8.125%, 05/15/18	3,122,715
4,262,000		MGM Resorts International 7.500%, 06/01/16	4,176,760
6,457,000		NetFlix, Inc. 8.500%, 11/15/17	7,328,695
		Royal Caribbean Cruises, Ltd.
11,343,000		7.500%, 10/15/27	11,513,145
4,014,000		7.250%, 06/15/16	4,345,155
3,490,000		Service Corp. International 7.000%, 05/15/19	3,743,025
1,527,000		Wynn Las Vegas, LLC 7.750%, 08/15/20	1,694,970

			86,580,422

		Consumer Staples (1.8%)
10,252,000		Chiquita Brands International, Inc. 7.500%, 11/01/14	10,405,780
4,930,000		Darling International, Inc. 8.500%, 12/15/18	5,453,813
13,088,000		Smithfield Foods, Inc. 7.750%, 07/01/17	13,906,000

			29,765,593

		Energy (4.3%)
13,960,000	NOK	Aker Solutions, ASA 8.700%, 06/26/14	2,794,020
3,054,000		Basic Energy Services, Inc.* 7.750%, 02/15/19	3,137,985
2,212,000		Berry Petroleum Company 8.250%, 11/01/16	2,322,600
3,490,000		Brigham Exploration Company 8.750%, 10/01/18	3,943,700
2,443,000		Carrizo Oil & Gas, Inc. 8.625%, 10/15/18	2,614,010
3,490,000		Clayton Williams Energy, Inc.* 7.750%, 04/01/19	3,411,475
2,879,000		Complete Production Services, Inc. 8.000%, 12/15/16	3,037,345
6,980,000		Comstock Resources, Inc. 8.375%, 10/15/17	7,433,700
4,799,000		Concho Resources, Inc.µ 8.625%, 10/01/17	5,302,895
		Frontier Oil Corp.
3,909,000		6.875%, 11/15/18	4,192,402
873,000		8.500%, 09/15/16	940,658
2,618,000		GulfMark Offshore, Inc. 7.750%, 07/15/14	2,653,997
2,216,000		HollyFrontier Corp. 9.875%, 06/15/17	2,498,540
2,618,000		Pride International, Inc. 8.500%, 06/15/19	3,386,103
4,363,000		SESI, LLCµ 6.875%, 06/01/14	4,444,806
		Swift Energy Company
6,980,000		8.875%, 01/15/20	7,643,100
5,632,000		7.125%, 06/01/17	5,829,120
4,005,000		Trinidad Drilling, Ltd.* 7.875%, 01/15/19	4,225,275
524,000		Unit Corp. 6.625%, 05/15/21	531,860

			70,343,591

		Financials (2.3%)
14,519,000		Leucadia National Corp. 8.125%, 09/15/15	16,043,495
8,725,000		Nuveen Investments, Inc. 10.500%, 11/15/15	9,139,437
3,054,000		OMEGA Healthcare Investors, Inc. 7.500%, 02/15/20	3,279,233
9,161,000		Senior Housing Properties Trust 8.625%, 01/15/12	9,424,608

			37,886,773

		Health Care (2.6%)
4,363,000		Community Health Systems, Inc. 8.875%, 07/15/15	4,521,159
4,799,000		Endo Pharmaceuticals Holdings, Inc.* 7.000%, 07/15/19	5,050,947
5,235,000		Giant Funding Corp.* 8.250%, 02/01/18	5,536,012
		HealthSouth Corp.
2,181,000		7.750%, 09/15/22	2,333,670
1,745,000		7.250%, 10/01/18	1,836,613
		Mylan, Inc.*
4,363,000		7.875%, 07/15/20	4,864,745
3,634,000		7.625%, 07/15/17	4,006,485
		Valeant Pharmaceuticals International, Inc.*
7,853,000		7.000%, 10/01/20	7,617,410
1,309,000		6.750%, 10/01/17	1,286,093
4,799,000		Warner Chilcott Company, LLC* 7.750%, 09/15/18	4,870,985

			41,924,119

See accompanying Notes to Schedule of Investments

Calamos Strategic Total Return Fund
 SCHEDULE OF INVESTMENTS JULY 31, 2011 (UNAUDITED)

PRINCIPAL
AMOUNT			VALUE

		Industrials (2.3%)
3,981,000		Abengoa, SA* 8.875%, 11/01/17	$4,020,810
3,490,000		BE Aerospace, Inc. 8.500%, 07/01/18	3,860,812
1,963,000		Belden, Inc. 7.000%, 03/15/17	2,021,890
3,952,000		H&E Equipment Services, Inc. 8.375%, 07/15/16	4,100,200
		Oshkosh Corp.
2,094,000		8.500%, 03/01/20	2,287,695
1,204,000		8.250%, 03/01/17	1,306,340
4,363,000		Spirit AeroSystems Holdings, Inc. 7.500%, 10/01/17	4,668,410
3,019,000		SPX Corp. 7.625%, 12/15/14	3,366,185
1,745,000		Terex Corp. 8.000%, 11/15/17	1,786,444
4,136,000		Triumph Group, Inc. 8.000%, 11/15/17	4,446,200
1,651,000		Tutor Perini Corp. 7.625%, 11/01/18	1,597,343
4,363,000		WESCO Distribution, Inc. 7.500%, 10/15/17	4,493,890

			37,956,219

		Information Technology (3.2%)
		Advanced Micro Devices, Inc.
7,853,000		7.750%, 08/01/20	8,304,547
3,761,000		8.125%, 12/15/17	4,014,868
		Amkor Technology, Inc.
4,363,000		6.625%, 06/01/21*	4,319,370
2,618,000		7.375%, 05/01/18	2,703,085
4,171,000		Audatex North America, Inc.* 6.750%, 06/15/18	4,306,557
		Equinix, Inc.
3,926,000		7.000%, 07/15/21	4,092,855
3,665,000		8.125%, 03/01/18µ	4,049,825
785,000		Fidelity National Information Services, Inc. 7.875%, 07/15/20	841,913
851,000		Hynix Semiconductor, Inc.* 7.875%, 06/27/17	907,336
9,598,000		iGATE Corp.* 9.000%, 05/01/16	9,645,990
1,745,000		Lexmark International, Inc. 6.650%, 06/01/18	1,946,164
7,966,000		MEMC Electronic Materials, Inc.* 7.750%, 04/01/19	7,647,360

			52,779,870

		Materials (2.1%)
1,745,000		Allegheny Ludlum Corp.µ 6.950%, 12/15/25	1,988,649
2,358,000		Nalco Company 8.250%, 05/15/17	2,664,540
2,652,000		Silgan Holdings, Inc. 7.250%, 08/15/16	2,844,270
		Steel Dynamics, Inc.
5,383,000		7.750%, 04/15/16	5,719,437
1,222,000		7.625%, 03/15/20	1,316,705
		Union Carbide Corp.
9,554,000		7.875%, 04/01/23~	11,273,720
7,547,000		7.500%, 06/01/25	8,811,583

			34,618,904

		Telecommunication Services (2.8%)
		Frontier Communications Corp.
15,443,000		9.000%, 08/15/31µ	16,041,416
3,316,000		8.250%, 04/15/17	3,655,890
5,390,000		MetroPCS Wireless, Inc. 7.875%, 09/01/18	5,760,562
12,678,000		Qwest Communications International Inc.µ 7.750%, 02/15/31	13,058,340
		Windstream Corp.
3,490,000		7.750%, 10/15/20	3,716,850
3,490,000		7.500%, 04/01/23	3,564,163

			45,797,221

		TOTAL CORPORATE BONDS (Cost $417,282,842)	437,652,712

CONVERTIBLE BONDS (14.0%)
		Consumer Discretionary (2.3%)
		Interpublic Group of Companies, Inc.
7,500,000		4.250%, 03/15/23µ	7,856,250
1,795,000		4.750%, 03/15/23	2,041,812
15,000,000		Liberty Media Corp. (Time Warner, Inc.)§ 3.125%, 03/30/23	17,606,250
13,164,000		Liberty Media Corp. (Viacom, CBS Corp. - Class B)§ 3.250%, 03/15/31	11,386,860

			38,891,172

		Financials (1.4%)
20,020,000		Affiliated Managers Group, Inc. 3.950%, 08/15/38	22,497,475

		Health Care (0.4%)
5,000,000		Shire, PLC 2.750%, 05/09/14	6,086,755

		Industrials (1.1%)
18,000,000		Trinity Industries, Inc. 3.875%, 06/01/36	17,910,000

		Information Technology (6.7%)
3,250,000	GBP	Autonomy Corp., PLC 3.250%, 03/04/15	5,980,297
9,663,000		Electronic Arts, Inc.* 0.750%, 07/15/16	9,626,764
16,000,000		Euronet Worldwide, Inc. 3.500%, 10/15/25	16,080,000
31,500,000		Intel Corp. 2.950%, 12/15/35	32,523,750
11,000,000		Lam Research Corp.* 1.250%, 05/15/18	10,601,250

See accompanying Notes to Schedule of Investments

Calamos Strategic Total Return Fund

 SCHEDULE OF INVESTMENTS JULY 31, 2011 (UNAUDITED)

PRINCIPAL
AMOUNT			VALUE

33,900,000		Linear Technology Corp.µ 3.000%, 05/01/27	$35,340,750

			110,152,811

		Materials (2.1%)
12,500,000		Anglo American, PLC 4.000%, 05/07/14	22,135,324
9,000,000		AngloGold Ashanti, Ltd. 3.500%, 05/22/14	10,433,250
2,000,000		Newmont Mining Corp. 3.000%, 02/15/12	2,487,500

			35,056,074

		TOTAL CONVERTIBLE BONDS (Cost $227,262,404)	230,594,287

U.S. GOVERNMENT AND AGENCY SECURITIES (1.1%)
		United States Treasury Note~
15,269,000		1.000%, 03/31/12	15,347,116
2,618,000		0.875%, 01/31/12	2,627,001

		TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES (Cost $17,972,629)	17,974,117

SOVEREIGN BONDS (1.5%)
		Federal Republic of Brazil
3,010,000	BRL	10.000%, 01/01/12	19,357,375
873,000	BRL	10.000%, 01/01/13	5,481,873

		TOTAL SOVEREIGN BONDS (Cost $22,636,640)	24,839,248

RIGHTS (0.0%)
		Consumer Discretionary (0.0%)
280,000		Escrow General Motors Corp. Rights# (Cost $150,638)	173,600

SYNTHETIC CONVERTIBLE SECURITIES (5.0%)
Corporate Bonds (3.9%)
		Consumer Discretionary (0.8%)
1,976,000		DISH Network Corp. 7.125%, 02/01/16	2,119,260
1,912,000		Escrow General Motors Corp. 7.200%, 01/15/49	50,190
637,000		Exide Technologies* 8.625%, 02/01/18	652,925
2,167,000		Hanesbrands, Inc.‡ 3.770%, 12/15/14	2,172,417
		Jaguar Land Rover, PLC*
510,000		8.125%, 05/15/21	518,925
287,000		7.750%, 05/15/18	292,740
918,000		Jarden Corp. 7.500%, 05/01/17	965,047
637,000		Liberty Media Corp. 8.250%, 02/01/30	629,038
446,000		Live Nation Entertainment, Inc.* 8.125%, 05/15/18	456,035
623,000		MGM Resorts International 7.500%, 06/01/16	610,540
943,000		NetFlix, Inc. 8.500%, 11/15/17	1,070,305
		Royal Caribbean Cruises, Ltd.
1,657,000		7.500%, 10/15/27	1,681,855
586,000		7.250%, 06/15/16	634,345
510,000		Service Corp. International 7.000%, 05/15/19	546,975
223,000		Wynn Las Vegas, LLC 7.750%, 08/15/20	247,530

			12,648,127

		Consumer Staples (0.3%)
1,498,000		Chiquita Brands International, Inc. 7.500%, 11/01/14	1,520,470
720,000		Darling International, Inc. 8.500%, 12/15/18	796,500
1,912,000		Smithfield Foods, Inc. 7.750%, 07/01/17	2,031,500

			4,348,470

		Energy (0.6%)
2,040,000	NOK	Aker Solutions, ASA 8.700%, 06/26/14	408,295
446,000		Basic Energy Services, Inc.* 7.750%, 02/15/19	458,265
323,000		Berry Petroleum Company 8.250%, 11/01/16	339,150
510,000		Brigham Exploration Company 8.750%, 10/01/18	576,300
357,000		Carrizo Oil & Gas, Inc. 8.625%, 10/15/18	381,990
510,000		Clayton Williams Energy, Inc.* 7.750%, 04/01/19	498,525
421,000		Complete Production Services, Inc. 8.000%, 12/15/16	444,155
1,020,000		Comstock Resources, Inc. 8.375%, 10/15/17	1,086,300
701,000		Concho Resources, Inc.µ 8.625%, 10/01/17	774,605
		Frontier Oil Corp.
571,000		6.875%, 11/15/18	612,397
127,000		8.500%, 09/15/16	136,843
382,000		GulfMark Offshore, Inc. 7.750%, 07/15/14	387,253
324,000		HollyFrontier Corp. 9.875%, 06/15/17	365,310
382,000		Pride International, Inc. 8.500%, 06/15/19	494,076
637,000		SESI, LLCµ 6.875%, 06/01/14	648,944
		Swift Energy Company
1,020,000		8.875%, 01/15/20	1,116,900
823,000		7.125%, 06/01/17	851,805
585,000		Trinidad Drilling, Ltd.* 7.875%, 01/15/19	617,175

See accompanying Notes to Schedule of Investments

Calamos Strategic Total Return Fund
 SCHEDULE OF INVESTMENTS JULY 31, 2011 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE

76,000	Unit Corp. 6.625%, 05/15/21	$77,140

		10,275,428

	Financials (0.3%)
2,121,000	Leucadia National Corp. 8.125%, 09/15/15	2,343,705
1,275,000	Nuveen Investments, Inc. 10.500%, 11/15/15	1,335,562
446,000	OMEGA Healthcare Investors, Inc. 7.500%, 02/15/20	478,893
1,339,000	Senior Housing Properties Trust 8.625%, 01/15/12	1,377,530

		5,535,690

	Health Care (0.4%)
637,000	Community Health Systems, Inc. 8.875%, 07/15/15	660,091
701,000	Endo Pharmaceuticals Holdings, Inc.* 7.000%, 07/15/19	737,802
765,000	Giant Funding Corp.* 8.250%, 02/01/18	808,987
	HealthSouth Corp.
319,000	7.750%, 09/15/22	341,330
255,000	7.250%, 10/01/18	268,388
	Mylan, Inc.*
637,000	7.875%, 07/15/20	710,255
531,000	7.625%, 07/15/17	585,428
	Valeant Pharmaceuticals International, Inc.*
1,147,000	7.000%, 10/01/20	1,112,590
191,000	6.750%, 10/01/17	187,658
701,000	Warner Chilcott Company, LLC* 7.750%, 09/15/18	711,515

		6,124,044

	Industrials (0.3%)
582,000	Abengoa, SA* 8.875%, 11/01/17	587,820
510,000	BE Aerospace, Inc. 8.500%, 07/01/18	564,187
287,000	Belden, Inc. 7.000%, 03/15/17	295,610
578,000	H&E Equipment Services, Inc. 8.375%, 07/15/16	599,675
	Oshkosh Corp.
306,000	8.500%, 03/01/20	334,305
176,000	8.250%, 03/01/17	190,960
637,000	Spirit AeroSystems Holdings, Inc. 7.500%, 10/01/17	681,590
441,000	SPX Corp. 7.625%, 12/15/14	491,715
255,000	Terex Corp. 8.000%, 11/15/17	261,056
604,000	Triumph Group, Inc. 8.000%, 11/15/17	649,300
241,000	Tutor Perini Corp. 7.625%, 11/01/18	233,168
637,000	WESCO Distribution, Inc. 7.500%, 10/15/17	656,110

		5,545,496

	Information Technology (0.5%)
	Advanced Micro Devices, Inc.
1,147,000	7.750%, 08/01/20	1,212,952
549,000	8.125%, 12/15/17	586,058
	Amkor Technology, Inc.
637,000	6.625%, 06/01/21*	630,630
382,000	7.375%, 05/01/18	394,415
609,000	Audatex North America, Inc.* 6.750%, 06/15/18	628,792
	Equinix, Inc.
574,000	7.000%, 07/15/21	598,395
535,000	8.125%, 03/01/18µ	591,175
115,000	Fidelity National Information Services, Inc. 7.875%, 07/15/20	123,338
124,000	Hynix Semiconductor, Inc.* 7.875%, 06/27/17	132,209
1,402,000	iGATE Corp.* 9.000%, 05/01/16	1,409,010
255,000	Lexmark International, Inc. 6.650%, 06/01/18	284,396
1,164,000	MEMC Electronic Materials, Inc.* 7.750%, 04/01/19	1,117,440

		7,708,810

	Materials (0.3%)
255,000	Allegheny Ludlum Corp.µ 6.950%, 12/15/25	290,605
345,000	Nalco Holding Company 8.250%, 05/15/17	389,850
388,000	Silgan Holdings, Inc. 7.250%, 08/15/16	416,130
	Steel Dynamics, Inc.
787,000	7.750%, 04/15/16	836,187
178,000	7.625%, 03/15/20	191,795
	Union Carbide Corp.
1,396,000	7.875%, 04/01/23~	1,647,280
1,103,000	7.500%, 06/01/25	1,287,820

		5,059,667

	Telecommunication Services (0.4%)
	Frontier Communications Corp.
2,257,000	9.000%, 08/15/31µ	2,344,459
484,000	8.250%, 04/15/17	533,610
788,000	MetroPCS Wireless, Inc. 7.875%, 09/01/18	842,175
1,852,000	Qwest Communications International, Inc.µ 7.750%, 02/15/31	1,907,560
	Windstream Corp.
510,000	7.750%, 10/15/20	543,150
510,000	7.500%, 04/01/23	520,837

		6,691,791

	TOTAL CORPORATE BONDS	63,937,523

See accompanying Notes to Schedule of Investments

Calamos Strategic Total Return Fund

 SCHEDULE OF INVESTMENTS JULY 31, 2011 (UNAUDITED)

PRINCIPAL
AMOUNT			VALUE

U.S. GOVERNMENT AND AGENCY SECURITIES (0.2%)
		United States Treasury Note~
2,231,000		1.000%, 03/31/12	$2,242,414
382,000		0.875%, 01/31/12	383,313

		TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES	2,625,727

SOVEREIGN BONDS (0.2%)
		Federal Republic of Brazil
440,000	BRL	10.000%, 01/01/12	2,829,650
127,000	BRL	10.000%, 01/01/13	797,477

		TOTAL SOVEREIGN BONDS	3,627,127

NUMBER OF
CONTRACTS			VALUE

Purchased Options (0.7%)#
		Consumer Discretionary (0.1%)
240		Priceline.com, Inc. Call, 01/19/13, Strike $520.00	2,648,400

		Information Technology (0.6%)
565		Apple, Inc. Call, 01/19/13, Strike $395.00	3,406,950
6,100		Dell, Inc. Call, 01/19/13, Strike $15.00	2,074,000
5,800		EMC Corp. Call, 01/19/13, Strike $25.00	2,450,500
3,600		Oracle Corp. Call, 01/19/13, Strike $30.00	1,809,000

			9,740,450

		TOTAL PURCHASED OPTIONS	12,388,850

		TOTAL SYNTHETIC CONVERTIBLE SECURITIES (Cost $79,426,195)	82,579,227

NUMBER OF
SHARES			VALUE

CONVERTIBLE PREFERRED STOCKS (8.3%)
		Consumer Staples (0.7%)
111,900		Bunge, Ltd. 4.875%	11,259,937

		Energy (2.3%)
385,000		Apache Corp.µ 6.000%	25,078,900
9,000		Chesapeake Energy Corp.* 5.750%	12,442,500

			37,521,400

		Financials (3.3%)
42,562		Bank of America Corp. 7.250%	41,486,458
165,000		MetLife, Inc. 5.000%	12,860,100

			54,346,558

		Industrials (0.3%)
47,933		Stanley Black & Decker, Inc. 4.750%	5,488,329

		Materials (1.1%)
180,000		Vale, SAµ 6.750%	16,993,800

		Utilities (0.6%)
200,000		NextEra Energy, Inc. 7.000%	10,200,000

		TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $135,095,694)	135,810,024

NUMBER OF
UNITS			VALUE

STRUCTURED EQUITY-LINKED SECURITIES (3.5%)+*
		Energy (1.5%)
166,300		Credit Suisse Group (Baker Hughes, Inc.) 8.000%, 01/31/12	11,908,743
365,000		Deutsche Bank, AG (Chesapeake Energy Corp.) 8.000%, 01/24/12	12,037,700

			23,946,443

		Health Care (0.7%)
120,000		Deutsche Bank, AG (Biogen) 8.000%, 12/13/11	11,533,200

		Information Technology (1.3%)
430,000		Barclays Capital, Inc. (EMC Corp.) 8.000%, 12/23/11	11,438,000
279,300		Credit Suisse Group (Autodesk, Inc.) 8.000%, 01/31/12	10,646,916

			22,084,916

		TOTAL STRUCTURED EQUITY-LINKED SECURITIES (Cost $58,996,056)	57,564,559

NUMBER OF
SHARES			VALUE

COMMON STOCKS (73.2%)
		Consumer Discretionary (1.5%)
400,000		Carnival Corp.µ	13,320,000
300,000		CBS Corp.µ	8,211,000
88,170		General Motors Company#	2,440,546

			23,971,546

		Consumer Staples (9.5%)
908,496		Archer-Daniels-Midland Company	27,600,108
1,275,000		Coca-Cola Companyµ	86,712,750
365,000		Companhia de Bebidas das Americas	10,957,300
250,000		Kimberly-Clark Corp.µ	16,340,000
450,000		Sysco Corp.µ	13,765,500

			155,375,658

See accompanying Notes to Schedule of Investments

Calamos Strategic Total Return Fund
 SCHEDULE OF INVESTMENTS JULY 31, 2011 (UNAUDITED)

NUMBER OF
SHARES			VALUE

		Energy (12.9%)
800,000		BP, PLCµ	$36,352,000
665,000		Chevron Corp.µ	69,173,300
775,000		ConocoPhillipsµ	55,792,250
100,000		Diamond Offshore Drilling, Inc.	6,783,000
575,000		Marathon Oil Corp.µ	17,807,750
287,500		Marathon Petroleum Corp.	12,589,625
50,000	EUR	Technip, SA	5,474,793
150,000	EUR	TOTAL, SA	8,107,253

			212,079,971

		Financials (2.6%)
42,000		American International Group, Inc.#	1,205,400
500,000		Bank of America Corp.µ	4,855,000
172,745		Citigroup, Inc.µ	6,623,043
600,000		JPMorgan Chase & Companyµ	24,270,000
158,074		Lincoln National Corp.µ	4,188,961
71,676		Wells Fargo & Company	2,002,628

			43,145,032

		Health Care (15.2%)
925,000		Bristol-Myers Squibb Companyµ	26,510,500
300,000		Eli Lilly and Companyµ	11,490,000
945,000		Johnson & Johnsonµ	61,226,550
2,559,134		Merck & Company, Inc.µ	87,343,243
3,300,000		Pfizer, Inc.µ	63,492,000

			250,062,293

		Industrials (10.1%)
230,000		Boeing Companyµ	16,208,100
170,000		Eaton Corp.µ	8,151,500
3,135,000		General Electric Companyµ	56,147,850
480,000		Honeywell International, Inc.µ	25,488,000
200,000		Illinois Tool Works, Inc.µ	9,960,000
450,000		Masco Corp.µ	4,747,500
135,000	EUR	Siemens, AG	17,253,843
335,000		United Technologies Corp.µ	27,751,400

			165,708,193

		Information Technology (13.9%)
1,550,000		Applied Materials, Inc.	19,096,000
250,000		Canon, Inc.µ	12,080,000
600,000		eBay, Inc.µ#	19,650,000
735,000	TWD	HTC Corp.	21,864,384
1,787,000		Intel Corp.µ	39,903,710
1,625,000		Microsoft Corp.µ	44,525,000
300,000		Nintendo Company, Ltd.µ	5,970,660
2,200,000		Nokia Corp.µ	12,760,000
510,000		QUALCOMM, Inc.µ	27,937,800
375,000		SAP, AGµ	23,403,750

			227,191,304

		Materials (3.4%)
572,800		Barrick Gold Corp.	27,248,096
400,000		Dow Chemical Companyµ	13,948,000
300,000		Goldcorp, Inc.	14,343,000

			55,539,096

		Telecommunication Services (4.1%)
1,225,000		AT&T, Inc.µ	35,843,500
450,000	EUR	France Telecom, SA	9,311,537
639,000		Verizon Communications, Inc.µ	22,550,310

			67,705,347

		TOTAL COMMON STOCKS (Cost $1,444,651,215)	1,200,778,440

WARRANTS (0.2%)
		Consumer Discretionary (0.2%)
80,156		General Motors Company# 07/10/16, Strike $10.00	1,509,338
80,156		General Motors Company# 07/10/19, Strike $18.33	1,089,320

		TOTAL WARRANTS (Cost $12,600,622)	2,598,658

SHORT TERM INVESTMENT (2.0%)
33,143,519		Fidelity Prime Money Market Fund - Institutional Class (Cost $33,143,519)	33,143,519

TOTAL INVESTMENTS (135.5%) (Cost $2,449,218,454)			2,223,708,391

LIABILITIES, LESS OTHER ASSETS (-35.5%)			(582,809,175)

NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS (100.0%)			$1,640,899,216

NOTES TO SCHEDULE OF INVESTMENTS

*	Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements. At July 31, 2011, the value of 144A securities that could not be exchanged to the registered form is $139,885,461 or 8.5% of net assets applicable to common shareholders.
‡	Variable rate or step bond security. The rate shown is the rate in effect at July 31, 2011.
µ	Security, or portion of security, is held in a segregated account as collateral for note payable aggregating a total value of $1,071,600,147. $568,526,640 of the collateral has been re-registered by the counterparty.
~	Security, or portion of security, is segregated as collateral (or potential collateral for future transactions) for written options and swaps. The aggregate value of such securities is $24,347,442.
§	Securities exchangeable or convertible into securities of one or more entities that are different than the issuer. Each entity is identified in the parenthetical.
#	Non-income producing security.
+	Structured equity-linked securities are designed to simulate the characteristics of the equity security in the parenthetical.

See accompanying Notes to Schedule of Investments

Calamos Strategic Total Return Fund

 SCHEDULE OF INVESTMENTS JULY 31, 2011 (UNAUDITED)

FOREIGN CURRENCY ABBREVIATIONS

BRL	Brazilian Real
EUR	European Monetary Unit
GBP	British Pound Sterling
NOK	Norwegian Krone
TWD	New Taiwanese Dollar

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

Calamos Strategic Total Return Fund

INTEREST RATE SWAPS

					Unrealized
	Fixed Rate	Floating Rate	Termination	Notional	Appreciation/
Counterparty	(Fund Pays)	(Fund Receives)	Date	Amount	(Depreciation)

BNP Paribas, SA	1.8525% quarterly	3 month LIBOR	09/14/12	$108,100,000	$(1,957,522)

BNP Paribas, SA	2.5350% quarterly	3 month LIBOR	03/09/14	90,000,000	(4,608,826)

BNP Paribas, SA	2.9700% quarterly	3 month LIBOR	07/03/14	75,000,000	(4,922,127)

BNP Paribas, SA	2.0200% quarterly	3 month LIBOR	03/09/12	60,000,000	(767,362)

BNP Paribas, SA	3.3550% quarterly	3 month LIBOR	06/09/14	60,000,000	(4,705,318)

BNP Paribas, SA	2.1350% quarterly	3 month LIBOR	07/03/12	52,000,000	(908,213)

BNP Paribas, SA	2.4700% quarterly	3 month LIBOR	06/11/12	40,000,000	(851,974)

					$(18,721,342)

See accompanying Notes to Schedule of Investments

NOTE 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Organization. Calamos Strategic Total Return Fund (the “Fund”) was organized as a Delaware statutory trust on December 31, 2003 and is registered under the Investment Company Act of 1940 (the “1940 Act”) as a diversified, closed-end management investment company. The Fund commenced operations on March 26, 2004. The Fund’s investment objective is to provide total return through a combination of capital appreciation and current income. Under normal circumstances, the Fund invests primarily in common and preferred stocks and income producing securities such as investment grade and below investment grade debt securities.

Fund Valuation. The valuation of the Fund’s investments is in accordance with policies and procedures adopted by and under the ultimate supervision of the board of trustees.

Fund securities that are traded on U.S. securities exchanges, except option securities, are valued at the last current reported sales price at the time a Fund determines its net asset value (“NAV”). Securities traded in the over-the-counter market and quoted on The NASDAQ Stock Market are valued at the NASDAQ Official Closing Price, as determined by NASDAQ, or lacking a NASDAQ Official Closing Price, the last current reported sale price on NASDAQ at the time the Fund determines its NAV.

When a last sale or closing price is not available, equity securities, other than option securities, that are traded on a U.S. securities exchange and other equity securities traded in the over-the-counter market are valued at the mean between the most recent bid and asked quotations in accordance with guidelines adopted by the board of trustees. Each option security traded on a U.S. securities exchange is valued at the mid-point of the consolidated bid/ask quote for the option security, also in accordance with guidelines adopted by the board of trustees. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued based on a quotation provided by the counterparty to such option under the ultimate supervision of the board of trustees.

Fixed income securities, certain convertible preferred securities, and non-exchange traded derivatives are normally valued by independent pricing services or by dealers or brokers who make markets in such securities. Valuations of such fixed income securities, certain convertible preferred securities, and non-exchange traded derivatives consider yield or price of equivalent securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data and do not rely exclusively upon exchange or over-the-counter prices.

Trading on European and Far Eastern exchanges and over-the-counter markets is typically completed at various times before the close of business on each day on which the New York Stock Exchange (“NYSE”) is open. Each security trading on these exchanges or over-the-counter markets may be valued utilizing a systematic fair valuation model provided by an independent pricing service approved by the board of trustees. The valuation of each security that meets certain criteria in relation to the valuation model is systematically adjusted to reflect the impact of movement in the U.S. market after the foreign markets close. Securities that do not meet the criteria, or that are principally traded in other foreign markets, are valued as of the last reported sale price at the time the Fund determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading of foreign securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Fund’s NAV is not calculated.

If the pricing committee determines that the valuation of a security in accordance with the methods described above is not reflective of a fair value for such security, the security is valued at a fair value by the pricing committee, under the ultimate supervision of the board of trustees, following the guidelines and/or procedures adopted by the board of trustees.

The Fund also may use fair value pricing, pursuant to guidelines adopted by the board of trustees and under the ultimate supervision of the board of trustees, if trading in the security is halted or if the value of a security it holds is materially affected by events occurring before the Fund’s pricing time but after the close of the primary market or exchange on which the security is listed. Those procedures may utilize valuations furnished by pricing services approved by the board of trustees, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities.

When fair value pricing of securities is employed, the prices of securities used by a Fund to calculate its NAV may differ from market quotations or official closing prices. In light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security is accurate.

Investment Transactions. Investment transactions are recorded on a trade date basis as of July 31, 2011.

Foreign Currency Translation. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using a rate quoted by a major bank or dealer in the particular currency market, as reported by a recognized quotation dissemination service.

Option Transactions. For hedging and investment purposes, the Fund may purchase or write (sell) put and call options. One of the risks associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in value should the counterparty not perform under the contract. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

Forward Foreign Currency Contracts. The Fund may engage in portfolio hedging with respect to changes in currency exchange rates by entering into forward foreign currency contracts to purchase or sell currencies. A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Risks associated with such contracts include, among other things, movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform. The net unrealized gain, if any, represents the credit risk to a Fund on a forward foreign currency contract. The contracts are valued daily at forward foreign exchange rates. There were no open forward foreign currency contracts at July 31, 2011.

NOTE 2 – INVESTMENTS

The following information is presented on a federal income tax basis as of July 31, 2011. Differences between the cost basis under U.S. generally accepted accounting principles and federal income tax purposes are primarily due to temporary differences.

The cost basis of investments for federal income tax purposes at July 31, 2011 was as follows:

Cost basis of investments	$2,570,562,943

Gross unrealized appreciation	100,879,256
Gross unrealized depreciation	(447,733,808)

Net unrealized appreciation (depreciation)	$(346,854,552)

NOTE 3 – BORROWINGS

The Fund, with the approval of its board of trustees, including its independent trustees, has entered into a financing package that includes a Committed Facility Agreement (the “Agreement”) with BNP Paribas Prime Brokerage, Inc. (as successor to Bank of America N.A.) (“BNP”) that allows the Fund to borrow up to $735,000,000, and a Lending Agreement, as defined below. Borrowings under the Agreement are secured by assets of the Fund that are held with the Fund’s custodian in a separate account (the “pledged collateral”). Interest is charged at the quarterly LIBOR (London Inter-bank Offered Rate) plus .65% on the amount borrowed and .55% on the undrawn balance. For the period ended July 31, 2011, the average borrowings under the Agreement and the average interest rate were $551,472,527 and 1.09%, respectively. As of July 31, 2011, the amount of such outstanding borrowings was $576,000,000. The interest rate applicable to the borrowings on July 31, 2011 was 0.90%.

The Lending Agreement is a separate side-agreement between the Fund and BNP pursuant to which BNP may borrow a portion of the pledged collateral (the “Lent Securities”) in an amount not to exceed the outstanding borrowings owed by the Fund to BNP under the Agreement. The Lending Agreement is intended to permit the Fund to significantly reduce the cost of its borrowings under the Agreement. BNP may re-register the Lent Securities in its own name or in another name other than the Fund, and may pledge, re-pledge, sell, lend or otherwise transfer or use the Lent Securities with all attendant rights of ownership. (It is the Fund’s understanding that BNP will perform due diligence to determine the creditworthiness of any party that borrows Lent Securities from BNP.) The Fund may designate any security within the pledged collateral as ineligible to be a Lent Security, provided there are eligible securities within the pledged collateral in an amount equal to the outstanding borrowing owed by the Fund. During the period in which the Lent Securities are outstanding, BNP must remit payment to the Fund equal to the amount of all dividends, interest or other distributions earned or made by the Lent Securities.

Under the terms of the Lending Agreement, the Lent Securities are marked to market daily, and if the value of the Lent Securities exceeds the value of the then-outstanding borrowings owed by the Fund to BNP under the Agreement (the “Current Borrowings”), BNP must, on that day, either (1) return Lent Securities to the Fund’s custodian in an amount sufficient to cause the value of the outstanding Lent Securities to equal the Current Borrowings; or (2) post cash collateral with the Fund’s custodian equal to the difference between the value of the Lent Securities and the value of the Current Borrowings. If BNP fails to perform either of these actions as required, the Fund will recall securities, as discussed below, in an amount sufficient to cause the value of the outstanding Lent Securities to equal the Current Borrowings. The Fund can recall any of the Lent Securities and BNP shall, to the extent commercially possible, return such security or equivalent security to the Fund’s custodian no later than three business days after such request. If the Fund recalls a Lent Security pursuant to the Lending Agreement, and BNP fails to return the Lent Securities or equivalent securities in a timely fashion, BNP shall remain liable to the Fund’s custodian for the ultimate delivery of such Lent Securities, or equivalent securities, and for any buy-in costs that the executing broker for the sales transaction may impose with respect to the failure to deliver. The Fund shall also have the right to apply and set-off an amount equal to one hundred percent (100%) of the then-current fair value of such Lent Securities against the Current Borrowings.

NOTE 4 – INTEREST RATE SWAPS

The Fund engages in interest rate swaps primarily to hedge the interest rate risk on the Fund’s borrowings (see Note 3 – Borrowings). An interest rate swap is a contract that involves the exchange of one type of interest rate for another type of interest rate. If interest rates rise, resulting in a diminution in the value of the Fund’s portfolio, the Fund would receive payments under the swap that would offset, in whole or in part, such diminution in value; if interest rates fall, the Fund would likely lose money on the swap transaction. Swap agreements are stated at fair value. Notional principal amounts are used to express the extent of involvement in these transactions, but the amounts potentially subject to credit risk are much smaller. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective swap contracts in the event of default or bankruptcy of the Fund.

NOTE 5 – SYNTHETIC CONVERTIBLE SECURITIES

The Fund may establish a “synthetic” convertible instrument by combining separate securities that possess the economic characteristics similar to a convertible security, i.e., fixed-income securities (“fixed-income component”), which may be a convertible or non-convertible security and the right to acquire equity securities (“convertible component”). The fixed-income component is achieved by investing in fixed income securities such as bonds, preferred stocks, and money market instruments. The convertible component is achieved by investing in warrants or purchased options to buy common stock at a certain exercise price, or options on a stock index. In establishing a synthetic instrument, the Fund may pool a basket of fixed-income securities and a basket of warrants or purchased options that produce the economic characteristics similar to a convertible security. Within each basket of fixed-income securities and warrants or options, different companies may issue the fixed-income and convertible components, which may be purchased separately and at different times.

The Fund may also purchase synthetic securities created by other parties, typically investment banks, including convertible structured notes. Convertible structured notes are fixed-income debentures linked to equity. Convertible structured notes have the attributes of a convertible security; however, the investment bank that issued the convertible note assumes the credit risk associated with the investment, rather than the issuer of the underlying common stock into which the note is convertible. Purchasing synthetic convertible securities may offer more flexibility than purchasing a convertible security.

NOTE 6 – STRUCTURED EQUITY-LINKED SECURITIES

The Fund may also invest in structured equity-linked securities created by third parties, typically investment banks. Structured equity-linked securities created by such parties may be designed to simulate the characteristics of traditional convertible securities or may be designed to alter or emphasize a particular feature. Traditional convertible securities typically offer stable cash flows with the ability to participate in capital appreciation of the underlying common stock. Because traditional convertible securities are exercisable at the option of the holder, the holder is protected against downside risk. Structured equity-linked securities may alter these characteristics by offering enhanced yields in exchange for reduced capital appreciation or less downside protection, or any combination of these features. Structured equity-linked instruments may include structured notes, equity-linked notes, mandatory convertibles and combinations of securities and instruments, such as a debt instrument combined with a forward foreign currency contract.

NOTE 7 – FAIR VALUE MEASUREMENTS

Various inputs are used to determine the value of the Fund’s investments. These inputs are categorized into three broad levels as follows:

•	Level 1 – Prices are determined using inputs from unadjusted quoted prices from active markets (including securities actively traded on a securities exchange) for identical assets.

•	Level 2 – Prices are determined using significant observable market inputs other than unadjusted quoted prices, including quoted prices of similar securities, fair value adjustments to quoted foreign securities, interest rates, credit risk, prepayment speeds, and other relevant data.

•	Level 3 – Prices reflect unobservable market inputs (including the Fund’s own judgments about assumptions market participants would use in determining fair value) when observable inputs are unavailable.

Debt securities are valued based upon evaluated prices received from an independent pricing service or from a dealer or broker who makes markets in such securities. Pricing services utilize various observable market data and as such, debt securities are generally categorized as Level 2. The levels are not necessarily an indication of the risk or liquidity of the Funds’ investments. Transfers between the levels for investment securities or other financial instruments are measured at the end of the reporting period and no significant transfers between levels occurred during the period.

The following is a summary of the inputs used in valuing the Funds’ holdings at fair value:

	Strategic Total Return Fund
	Level 1	Level 2	Level 3	Total

Assets:
Corporate Bonds	$—	$437,652,712	$—	$437,652,712
Convertible Bonds		230,594,287		$230,594,287
U.S. Government and Agency Securities		17,974,117		$17,974,117
Sovereign Bonds		24,839,248		$24,839,248
Rights		173,600		$173,600
Synthetic Convertible Securities (Corporate Bonds)		63,937,523		$63,937,523
Synthetic Convertible Securities (U.S. Government and Agency Securities)		2,625,727		$2,625,727
Synthetic Convertible Securities (Sovereign Bonds)		3,627,127		$3,627,127
Synthetic Convertible Securities (Purchased Options)	12,388,850			$12,388,850
Convertible Preferred Stocks	112,107,587	23,702,437		$135,810,024
Structured Equity-Linked Securities		57,564,559		$57,564,559
Common Stocks	1,138,766,630	62,011,810		$1,200,778,440
Warrants	2,598,658			$2,598,658
Short Term Investment	33,143,519			$33,143,519

Total	$1,299,005,244	$924,703,147	$—	$2,223,708,391

Liabilities:
Interest Rate Swaps		18,721,342		$18,721,342

Total	$—	$18,721,342	$—	$18,721,342

ITEM 2. CONTROLS AND PROCEDURES.
a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.
b) There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
ITEM 3. EXHIBITS.
(a)	Certification of Principal Executive Officer.

(b)	Certification of Principal Financial Officer.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Calamos Strategic Total Return Fund

By:	/s/ John P. Calamos, Sr.

Name:	John P. Calamos, Sr.
Title:	Principal Executive Officer
Date:	September 19, 2011
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
Calamos Strategic Total Return Fund

By:	/s/ John P. Calamos, Sr.

Name:	John P. Calamos, Sr.
Title:	Principal Executive Officer
Date:	September 19, 2011

By:	/s/ Nimish S. Bhatt

Name:	Nimish S. Bhatt
Title:	Principal Financial Officer
Date:	September 19, 2011